Corporate Information	12 Months Ended
Dec. 31, 2019
Corporate Information [Abstract]
Corporate Information
1.1	CORPORATE INFORMATION
AMTD International Inc. (the “Company”) (formerly known as AMTD Inc.) is a limited liability company incorporated in Cayman Islands on
February 4, 2019. The Company completed its initial public offering on New York Stock Exchange on August 5, 2019.
The Company is an investment holding company. The Company and its subsidiaries (collectively referred to as the “Group”) is involved in investment banking, the provision of financial advisory services, assets management services and strategic investments.
The Company’s immediate holding company is AMTD Group Company Limited (“AMTD Group”), a private company incorporated in the British Virgin Islands (“BVI”). The directors consider that the Company’s ultimate holding company is L.R. Capital Management Company (Cayman) Limited, a private company incorporated in the Cayman Islands.
Information about subsidiaries
Particulars of the Company’s principal subsidiaries are as follows
:

Name	Place of incorporation	Issued and registered share capital		Percentage of equity attributable to the Company		Principal activities
				Direct	Indirect
AMTD International Holding Group Limited (formerly known as AMTD Financial Planning Limited) (“AMTD IHG”)	Hong Kong (“HK”)	HK$	500,000	100%	—	Investment holding
AMTD Securities Limited	HK	HK$	1	—	100%	Investment holding
AMTD Global Markets Limited (formerly known as AMTD Asset Management Limited) (“AMTD GM”)	HK	HK$	1,561,610,980	—	100%	Provision of investment banking, financial advisory services and asset management services
Asia Alternative Asset Partners Limited (“AMTD AAAPL”)	HK	HK$	5,000,000	—	100%	Provision of investment advisory services
AMTD Strategic Investment Limited (“AMTD SI”)	HK	HK$	1	—	100%	Provision of strategic investment
AMTD Investment Solutions Group Limited (“AMTD ISG”)	HK	HK$	1	—	100%	Provision of strategic investment
AMTD Overseas Limited (formerly known as AMTD Europe Holdings Limited) (“AMTD Overseas”)	HK	HK$	1	—	100%	Strategic investment
AMTD Fintech Investment Limited (“AMTD FI”)	HK	HK$	1	—	100%	Strategic investment
AMTD Investment Inc. (“AMTD Investment”)	Cayman Islands	US$	1	100%	—	Investment holding
AMTD Strategic Investment (BVI) Limited	BVI	US$	1	—	100%	Investment holding
AMTD Investment Solutions Group (BVI) Limited	BVI	US$	1	—	100%	Investment holding
AMTD Overseas (BVI) Limited	BVI	US$	1	—	100%	Investment holding
AMTD Fintech Investment (BVI) Limited	BVI	US$	1	—	100%	Investment holding

1.2	REORGANIZATION
In order to facilitate the Company’s initial public offering at the New York Stock Exchange, AMTD Group completed a Reorganization (the “Reorganization”) whereby, certain operating and their respective immediate holding entities under AMTD Group’s common control, were ultimately contributed to the Company:

•	On February 8, 2019, AMTD Investment was incorporated in Cayman Islands and directly held by the Company;

•	From March 12, 2019 to March 14, 2019, four wholly-owned subsidiaries were incorporated in the BVI and were held indirectly by the Company through AMTD Investment;

•
On March 18, 2019,
the Company entered into sale and purchase agreements with AMTD Group and its subsidiaries which held the shares of AMTD ISG, AMTD SI, AMTD Overseas and AMTD FI (collectively referred to as the “transferred entities”), pursuant to which AMTD Group and its subsidiaries agreed to contribute 100% of the share capital of the transferred entities to the Company for a total of 199,990,000 newly issued Class B ordinary shares of the Company. For AMTD ISG and AMTD SI with non-controlling
interests, all shareholders had passed a resolution to provide consent to enter the sale and purchase agreements that involved the two entities and agreed that shareholders other than AMTD Group would not receive any consideration from the disposal of the two entities. The Company issued 199,990,000 Class B ordinary shares and holds the equity interests of AMTD ISG, AMTD SI, AMTD Overseas and AMTD FI indirectly through the four newly set up BVI entities.

•
On April 1, 2019,
the Securities and Futures Commission (“SFC”) approved the shareholder change of AMTD IHG, which holds two licensed subsidiaries (AMTD GM and AMTD AAAPL) governed by the SFC in Hong Kong, from AMTD Group to the Company. The sale and purchase agreement with respect to the transfer of AMTD IHG became effective automatically as
approv
ed
by
the SFC. AMTD Group transferred 100% of share capital of AMTD IHG to the Company. In return, the Company issued one Class B ordinary share to AMTD Group.

The Reorganization was completed on April 1, 2019. Through the Reorganization, the Company became the holding company of the companies now comprising the Group. Accordingly, for the purpose of preparation of the consolidated financial statements of the Group, the Company is considered as the holding company of the companies now comprising the Group throughout the years ended December 31, 2017, 2018 and 2019.